T. ROWE PRICE Retirement Blend 2015 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 49.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  18,830 12,415 2,937 2,955,023 29,077
U.S. Limited Duration TIPS Index
Fund  17,496 13,008 2,743 2,983,878 27,661
International Bond Fund (USD
Hedged)  7,324 4,357 1,115 1,236,363 10,670
Dynamic Global Bond Fund  4,482 2,628 735 833,814 6,245
Emerging Markets Bond Fund  3,788 2,368 552 599,353 5,988
U.S. Treasury Long-Term Index
Fund  3,620 1,647 804 639,978 4,742
High Yield Fund  3,333 1,814 481 785,160 4,687
Dynamic Credit Fund  1,779 1,028 276 287,850 2,530
Floating Rate Fund  1,125 673 165 176,955 1,602
Total Bond Funds (Cost $91,508) 93,202
EQUITY FUNDS 47.8%
T. Rowe Price Funds:
Equity Index 500 Fund  15,742 9,190 5,017 124,487 22,261
International Equity Index Fund  8,162 4,275 1,812 562,170 12,362
Value Fund  5,864 3,571 839 181,243 9,571
Hedged Equity Fund  6,198 3,408 1,015 672,437 8,950
Growth Stock Fund  5,432 4,352 1,036 80,870 8,374
Real Assets Fund  4,187 2,102 1,769 295,601 6,205
International Value Equity Fund  3,159 1,597 1,100 173,479 4,618
International Stock Fund  1,964 1,149 295 129,783 2,925
Emerging Markets Discovery Stock
Fund  1,677 918 481 134,809 2,812
Emerging Markets Stock Fund  1,461 769 303 51,127 2,584
Mid-Cap Index Fund  1,965 966 645 108,206 2,451
Small-Cap Index Fund  1,449 782 439 117,613 2,155
Mid-Cap Value Fund  885 474 174 37,765 1,346
Mid-Cap Growth Fund  1,069 496 349 12,454 1,261
New Horizons Fund (3) 609 699 152 21,132 1,207
Small-Cap Value Fund  892 458 330 20,196 1,125
Total Equity Funds (Cost $73,915) 90,207

T. ROWE PRICE Retirement Blend 2015 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds  2.9%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 5,052 4,997 4,561 5,488,226 5,488
Total Short-Term Investments (Cost $5,488) 5,488
Total Investments in Securities 100.0%
(Cost $170,911) $ 188,897
Other Assets Less Liabilities (0.0)% (66)
Net Assets 100.0% $ 188,831
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$350 and $350, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ (1) $ 109
Dynamic Global Bond Fund  (17) (130) 174
Emerging Markets Bond Fund  2 384 225
Emerging Markets Discovery Stock Fund  21 698 111
Emerging Markets Stock Fund  10 657 37
Equity Index 500 Fund  301 2,346 164
Floating Rate Fund  (1) (31) 71
Growth Stock Fund  802 (374) 8
Hedged Equity Fund  345 359 100
High Yield Fund  — 21 208
International Bond Fund (USD Hedged)  (13) 104 252
International Equity Index Fund  20 1,737 332
International Stock Fund  158 107 70
International Value Equity Fund  24 962 126
Mid-Cap Growth Fund  57 45 8
Mid-Cap Index Fund  122 165 21
Mid-Cap Value Fund  41 161 22
New Horizons Fund  85 51 —
QM U.S. Bond Index Fund  (44) 769 739
Real Assets Fund  60 1,685 186
Small-Cap Index Fund  15 363 22
Small-Cap Value Fund  93 105 14
U.S. Limited Duration TIPS Index Fund  (38) (100) 870
U.S. Treasury Long-Term Index Fund  (53) 279 122
Value Fund  247 975 111
U.S. Treasury Money Fund, 3.76% — — 157
Affiliates not held at period end (1) — —
Totals $ 2,234# $ 11,337 $ 4,259+

T. ROWE PRICE Retirement Blend 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2,204 of the net realized gain (loss).
+ Investment income comprised $4,259 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2015
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1342-054Q3 02/26